Financial Risk Management and Fair Values of Financial Instruments - Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations (Detail)
¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2019 TWD ($) $ / ¥ $ / $ $ / ¥	Dec. 31, 2019 USD ($) $ / ¥ $ / $ $ / ¥	Dec. 31, 2019 JPY (¥) $ / ¥ $ / $ $ / ¥	Dec. 31, 2019 CNY (¥) $ / ¥ $ / $ $ / ¥	Dec. 31, 2018 TWD ($) $ / ¥ $ / $ $ / ¥	Dec. 31, 2018 USD ($) $ / ¥ $ / $ $ / ¥	Dec. 31, 2018 JPY (¥) $ / ¥ $ / $ $ / ¥	Dec. 31, 2018 CNY (¥) $ / ¥ $ / $ $ / ¥
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies | $	$ 9,642,833				$ 9,932,223
Exchange rate	29.91	29.91	29.91	29.91
Currency Risk [member] | US$ [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 5,647,303	$ 188,369			5,229,843	$ 170,270
Liabilities denominated in foreign currencies	$ 235,853	$ 7,867			$ 559,934	$ 18,230
Currency Risk [member] | US$ [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / $	29.9800	29.9800	29.9800	29.9800	30.7150	30.7150	30.7150	30.7150
Currency Risk [member] | US$ [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / $	29.9800	29.9800	29.9800	29.9800	30.7150	30.7150	30.7150	30.7150
Currency Risk [member] | JPY [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 73,642		¥ 266,819		$ 49,396		¥ 177,557
Liabilities denominated in foreign currencies	$ 285,217		¥ 1,033,394		$ 677,734		¥ 2,436,140
Currency Risk [member] | JPY [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2760	0.2760	0.2760	0.2760	0.2782	0.2782	0.2782	0.2782
Currency Risk [member] | JPY [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2760	0.2760	0.2760	0.2760	0.2782	0.2782	0.2782	0.2782
Currency Risk [member] | RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 26,678			¥ 6,197	$ 39,577			¥ 8,850
Currency Risk [member] | RMB [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	4.3050	4.3050	4.3050	4.3050	4.4720	4.4720	4.4720	4.4720